Financial Risk Management (Details) - Schedule of Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	$ 105,542	$ 58,280
Trade accounts receivable, net	174,305	124,593
Accounts receivable from related parties	142,435	142,435
Other accounts receivable	85,535	75,536
Total assets	507,817	400,844
Liabilities
Borrowings	(213,821)	(215,076)
Bonds	(3,890)	(5,569)
Trade accounts payable	(152,383)	(119,104)
Accounts payable to related parties	(3,504)	(3,171)
Other accounts payable	(64,277)	(88,012)
Other provisions	(2,032)	(42,241)
Total liabilities	$ (439,907)	$ (473,173)